INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Income tax
IN MILLIONS OF USD	2018	2017	2016
Current income taxes	(9.8)	(8.5)	(8.4)
of which corresponding to the current period	(9.8)	(8.5)	(7.3)
of which adjustments recognized in relation to prior years	-	-	(1.1)
Deferred income taxes	6.8	(34.4)	42.7
of which related to the origination or reversal of temporary differences	(4.9)	5.8	10.3
of which adjustments recognized in relation to prior years1	10.7	-	32.4
of which adjustments due to change in tax rates	1.0	(40.2)	-
Total	(3.0)	(42.9)	34.3

1	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).

Reconciliation of income tax
IN MILLIONS OF USD	2018	2017	2016
Profit before tax	68.8	32.3	15.5
Expected tax rate in %	26.8%	35.2%	36.2%
Tax at the expected rate	(18.4)	(11.3)	(5.6)
EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	0.2	0.5	(0.2)
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	1.0	(40.2)	-
Non-deductible expenses	(2.3)	0.3	(0.5)
Net change of unrealized tax losses carry forward	-	(2.0)	(4.1)
Adjustments recognized in relation to prior year1	10.7	-	31.3
Income taxed in non-controlling interest holders	9.7	11.2	10.1
Other items2	(3.9)	(1.4)	3.3
Total	(3.0)	(42.9)	34.3

1	In 2018, deferred tax income in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward.

2	Other items of USD 3.9 million consist mainly of US state taxes and charges under the new BEAT regulation.